Note 1 - Nature of Business	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Nature of Operations [Text Block]
NOTE
1
– NATURE OF BUSINESS

CEN Biotech, Inc. (“CEN”) was incorporated in Canada on
August 4, 2013
as a subsidiary of Creative Edge Nutrition, Inc. (“Creative”), a public company incorporated in Nevada. Creative distributed the shares of CEN common stock on a pro rata basis to the Creative shareholders (“Spin Off Distribution”) on
February
29,
2016,
at which time CEN became a stand-alone public company. The Spin Off Distribution resulted in the recording of a net shareholders’ deficit of
$5,807,665
as a result of the liabilities exceeding the assets. Due to common control and the related party nature of the transaction, the transaction was recorded as if the transaction occurred on
January 1, 2016
at the carrying value of CEN.

The consolidated financial statements also include the accounts of CEN Holdings, Inc. (“CEN Holdings”), a Michigan corporation that was incorporated on
May 13, 2016
as a wholly-owned subsidiary of the Company and was dissolved on
March 20, 2017.
The consolidated financial statements also include the accounts of Eastern Starr Biotech, Inc. (“Eastern Starr”), a Georgia corporation that was acquired on
August 22, 2017
as a wholly-owned subsidiary of CEN. Intercompany account balances and transactions are eliminated in the consolidated financial statements.

Prior to the Spin Off Distribution on
February
29,
2016,
CEN initially pursued the cannabis business in Canada and obtained funding to build the initial phase of its comprehensive seed-to-sale facility and applied to obtain a license in Canada to begin operating its state-of- the-art medical marijuana cultivation, processing, and distribution facility in Lakeshore, Ontario. On
March 11, 2015,
CEN’s application for a license to produce marijuana for medical purposes was formally rejected by Canadian regulatory authority. CEN filed an action against the Attorney General of Canada in the Ontario Superior Court of Justice.

CEN is focused on the manufacturing, production and development of products within the cannabis industry, including the LED lighting technology and hemp products. The Company intends to explore the usage of hemp, which it intends to cultivate for usage in industrial, medical and food products.